Other Debt Securities - Summary of Other Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	$ 118,166,384	$ 577,109,328
Total Other debt securities measured at cost amortized	4,297,661,559	3,534,932,430
Total Other debt securities	4,415,827,943	4,112,041,758
Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	118,117,576	87,509,366
Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	48,808	489,599,962
Total Other debt securities measured at cost amortized	4,294,842,577	3,524,885,538
Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	2,818,982	10,046,892
Other Government securities | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	6,565,192	233,185,202
Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 02-14-2025 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		477,126,383
Corporate bonds Vista Energy Argentina SAU C20 - Maturity: 07-20-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		4,329,850
Corporate bonds Vista Oil y Gas Argentina SAU C15 -Maturity: 01-20-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		3,693,466
Corporate bonds SME Liliana SRL Guaranteed S01 – Maturity: 04-18-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		301,720
US Treasury bills - Maturity: 01-16-2025 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		36,611,753
US Treasury bills - Maturity: 01-02-2025 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		27,161,793
US Treasury bills - Maturity: 01-14-2025 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		23,735,820
Argentine Treasury Bonds at a discount in pesos adjusted by CER – Maturity 06-30-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	3,242,092,349	3,203,070,801
Fiduciary Debt Securities Secubono Financial Trust S237 CL.A – Maturity: 07-28-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		663,371
Argentine Treasury Bills in pesos TAMAR - Maturity 01-16-2026 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	437,664,436
Argentine Treasury Bills in pesos TAMAR - Maturity 08-31-2026 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	290,547,385
Argentine Treasury Bills in pesos TAMAR - Maturity 04-30-2026 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	257,995,575
Argentine Treasury Bonds in pesos - Maturity 05-23-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	21,324,381	46,583,596
Province of Buenos Aires Debt Securities variable rate – Maturity 12-05-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	11,014,718	14,011,461
Province of Córdoba Debt Securities in pesos C04 – Maturity 12-05-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	9,447,631	9,454,335
Discount bonds in pesos 5.83% - Maturity: 12-31-2033 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	6,929,276	7,793,688
Fiduciary Debt Securities Red Surcos Financial Trust S033 CL.A – Maturity 07-05-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		1,035,683
Fiduciary Debt Securities Payway Collection Acel Financial Trust S01 CL.B – Maturity 04-15-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		22,802
Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities	118,166,384	577,109,328
Level 1 [member] | Argentine government US dollar step-up bonds - Maturity: 07-09-2030 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	48,808	12,473,579
Level 1 [member] | US Treasury Bills - Maturity 01-15-2026 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	14,575,405
Level 1 [member] | US Treasury Bills - Maturity 01-27-2026 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	7,279,120
Level 1 [member] | US Treasury Bills - Maturity 01-06-2026 [Member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	65,648,357
Level 1 [member] | US Treasury Bills - Maturity 01-13-2026 [Member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	30,614,694
Level 1 [member] | Corporate Bonds Newsan SA C022 – Maturity 05-15-2026 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	2,173,930
Level 2 [member] | Argentine Treasury Bonds in pesos BADLAR x0.7 – Maturity 11-23-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	6,160,003	$ 10,786,455
Level 2 [member] | Municipality of Córdoba Government Securities S51 – Maturity 02-13-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	5,101,631
Level 2 [member] | Fiduciary Debt Securities Secubono Financial Trust S243 CL.A - Maturity 04-28-2026 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	238,642
Level 2 [member] | Fiduciary Debt Securities Megabono Financial Trust S316 CL.A – Maturity 03-01-2027 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	390,781
Level 2 [member] | Fiduciary Debt Securities Secubono Financial Trust S242 CL.A - Maturity 03-30-2026 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	15,629
Level 3 [member] | Fiduciary Debt Securities Secubono Financial Trust S242 CL.A - Maturity 03-30-2026 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	$ 15,629